UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22147

POWERSHARES INDIA EXCHANGE-TRADED FUND TRUST

(Exact name of registrant as specified in charter)

3500 Lacey Road, Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Andrew Schlossberg

3500 Lacey Road,

Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-983-0903

Date of fiscal year end: October 31

Date of reporting period: January 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. CONSOLIDATED SCHEDULE OF INVESTMENTS.

The consolidated schedule of investments as of January 31, 2014 is set forth below.

PowerShares India Portfolio (PIN)

January 31, 2014 (Unaudited)

Schedule of Investments (a)

Number of Shares		Value
	Common Stocks - 99.6%
	India - 99.6%
	Consumer Discretionary - 4.5%
52,113	Bajaj Auto, Ltd.	$1,581,564
20,052	Bosch, Ltd.	2,871,944
64,501	Hero MotoCorp, Ltd.	2,027,218
282,576	Mahindra & Mahindra, Ltd.	4,014,830
907,786	Tata Motors, Ltd.	5,064,505

		15,560,061

	Consumer Staples - 7.5%
1,619,249	Hindustan Unilever, Ltd.	14,733,602
933,270	ITC, Ltd.	4,842,488
37,967	Nestlé India, Ltd.	3,058,417
90,682	United Spirits, Ltd.	3,579,736

		26,214,243

	Energy - 22.7%
391,908	Bharat Petroleum Corp., Ltd.	2,268,694
552,185	Cairn India, Ltd.	2,858,530
1,194,988	Coal India, Ltd.	4,719,492
1,932,784	Indian Oil Corp., Ltd.	7,568,567
5,788,009	Oil & Natural Gas Corp., Ltd.	25,455,046
302,009	Oil India, Ltd.	2,285,734
2,546,906	Reliance Industries, Ltd.	33,785,985

		78,942,048

	Financial Services - 9.6%
16,670	CRISIL, Ltd.	294,103
1,671,777	Housing Development Finance Corp.	21,571,273
463,200	ICICI Bank, Ltd.	7,301,933
178,231	State Bank of India	4,334,807

		33,502,116

	Health Care - 6.5%
142,769	Apollo Hospitals Enterprise, Ltd.	2,119,603
486,904	Cipla, Ltd.	3,190,851
104,706	Dr. Reddy’s Laboratories, Ltd.	4,360,954
309,661	Ranbaxy Laboratories, Ltd. (b)	1,598,346
1,210,968	Sun Pharmaceutical Industries, Ltd.	11,378,132

		22,647,886

	Industrials - 1.9%
265,534	Larsen & Toubro, Ltd.	4,178,277
278,721	Seimens, Ltd.	2,455,797

		6,634,074

	Information Technology - 25.3%
361,703	HCL Technologies, Ltd.	8,441,180
705,219	Infosys, Ltd.	41,658,065
84,817	Mindtree, Ltd.	1,935,474
49,217	Oracle Financial Sevices Software, Ltd. (b)	2,516,622

Number of Shares		Value
	India (Continued)
	Information Technology (Continued)
499,044	Tata Consultancy Services, Ltd.	$17,849,853
105,463	Tech Mahindra, Ltd.	3,007,854
1,387,801	Wipro, Ltd.	12,737,291

		88,146,339

	Materials - 11.3%
366,477	Asian Paints, Ltd.	2,759,033
1,161,863	Hindalco Industries, Ltd.	2,031,475
3,557,484	Hindustan Zinc, Ltd.	7,350,033
645,536	Jindal Steel & Power, Ltd.	2,578,847
307,900	JSW Steel, Ltd.	4,508,053
2,480,242	NMDC, Ltd.	5,739,926
3,289,546	Sesa Goa, Ltd.	9,891,477
2,589,012	Steel Authority of India, Ltd.	2,650,788
351,395	Tata Steel, Ltd.	1,996,875

		39,506,507

	Telecommunication Services - 6.8%
3,201,837	Bharti Airtel, Ltd.	16,097,337
918,500	Bharti Infratel, Ltd.	2,520,726
684,848	Idea Cellular, Ltd.	1,568,521
1,838,011	Reliance Communications, Ltd.	3,624,392

		23,810,976

	Utilities - 3.5%
4,122,889	NTPC, Ltd.	8,320,793
326,969	Reliance Infrastructure, Ltd.	1,943,393
1,866,100	Reliance Power, Ltd. (b)	1,849,570

		12,113,756

	Total Investments - 99.6%
	(Cost $294,007,380) (c)	347,078,006

	Other assets, less cash and liabilities - 0.4%	1,240,589

	Net Assets - 100.0%	$348,318,595

Footnotes to the Consolidated Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	At January 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $361,028,752. The net unrealized depreciation was $13,950,746 which consisted of aggregate gross unrealized appreciation of $28,002,523 and aggregate gross unrealized depreciation of $41,953,269.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when the market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using unadjusted quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risks, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of January 31, 2014, the securities were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of risk of liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three month period ended January 31, 2014, the Fund had significant transfers from Level 2 to Level 1 of $347,078,006, primarily due to foreign fair value triggers.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant’s President and Treasurer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 as amended (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for the President and Treasurer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PowerShares India Exchange-Traded Fund Trust

By:	/s/ Andrew Schlossberg
Andrew Schlossberg
President
Date: March 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in capacities and on dates indicated.

By:	/s/ Andrew Schlossberg
Andrew Schlossberg
President
Date: March 27, 2014

By:	/s/ Steven Hill
Steven Hill
Treasurer
Date: March 27, 2014